UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 7, 2008
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		89
Form 13F Information Table Value Total:		$174,739






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     4512   108572 SH       Sole                   107988               584
Abbott Laboratories            COM              002824100     2340    41680 SH       Sole                    41680
Allegheny Energy               COM              017361106      280     4400 SH       Sole                     4400
BP p.l.c. ADR                  COM              055622104     1490    20358 SH       Sole                    20358
BRE Properties                 COM              05564E106     1909    47106 SH       Sole                    46306               800
Bioscrypt Inc.                 COM              09065U106       17    45597 SH       Sole                    45597
Biotech HOLDRs ETF             COM              09067D201     3429    21200 SH       Sole                    21200
Bristol-Myers Squibb           COM              110122108     2285    86175 SH       Sole                    85475               700
Bunge Ltd.                     COM              G16962105     4883    41950 SH       Sole                    41950
Burlington Northern Santa Fe   COM              12189T104      329     3947 SH       Sole                     3947
CSX Corp.                      COM              126408103      574    13060 SH       Sole                    13060
Chesapeake Energy Corp.        COM              165167107     3137    80013 SH       Sole                    79013              1000
Chevron Corporation (fmly. Che COM              166764100    10172   108987 SH       Sole                   108525               462
ConocoPhillips                 COM              20825C104     1777    20126 SH       Sole                    20126
Consolidated Edison, Inc.      COM              209115104      205     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1621    38100 SH       Sole                    38100
Corn Products International In COM              219023108     1345    36600 SH       Sole                    36600
CurrencyShares Japanese Yen Tr COM              23130A102      923    10300 SH       Sole                     9800               500
DNP Select Income Fund (fmly.  COM              264324104     1540   145396 SH       Sole                   145396
Donnelley (RR) & Sons (New)    COM              257867101     2195    58165 SH       Sole                    57665               500
Dow Chemical Co.               COM              260543103      212     5382 SH       Sole                     5382
Du Pont                        COM              263534109     2305    52280 SH       Sole                    52280
Duke-Weeks Realty Corp.        COM              264411505      516    19800 SH       Sole                    19000               800
Edison International (formerly COM              281020107      561    10510 SH       Sole                    10510
Emerson Electric               COM              291011104     5229    92295 SH       Sole                    91695               600
Energy Select Sector SPDR      COM              81369Y506      651     8200 SH       Sole                     7800               400
ExxonMobil                     COM              30231g102     2686    28667 SH       Sole                    28667
General Electric               COM              369604103     1215    32780 SH       Sole                    32780
GlaxoSmithKline plc            COM              37733W105     2867    56900 SH       Sole                    56400               500
HCP, Inc.                      COM              421915109     1701    48900 SH       Sole                    48900
Hawaiian Electric              COM              419870100     1020    44800 SH       Sole                    44800
Heinz (H.J.)                   COM              423074103     2306    49400 SH       Sole                    49100               300
Hillenbrand Industries         COM              431573104      379     6800 SH       Sole                     6800
Iberdrola, Inc.                COM              450737101      270     4435 SH       Sole                     4435
Intel Corp.                    COM              458140100      540    20261 SH       Sole                    20261
Johnson & Johnson              COM              478160104     2536    38022 SH       Sole                    38022
Kimberly-Clark                 COM              494368103     1383    19950 SH       Sole                    19950
Liberty Capital Series A       COM              53071M302      481     4126 SH       Sole                     4074                52
Liberty Interactive Series A   COM              53071M104      415    21772 SH       Sole                    21512               260
Lilly, Eli                     COM              532457108      842    15770 SH       Sole                    15770
Lincoln National Corp.         COM              534187109      678    11653 SH       Sole                    11653
Microsoft                      COM              594918104     3267    91779 SH       Sole                    90979               800
Monsanto Company               COM              61166W101      282     2525 SH       Sole                     2525
Nastech Pharmaceutical Co. Inc COM              631728409      143    37500 SH       Sole                    37500
Norfolk Southern               COM              655844108      303     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     2348   103969 SH       Sole                   103969
PG&E Corporation               COM              69331C108     1272    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2870    37814 SH       Sole                    37514               300
Pfizer Inc.                    COM              717081103      897    39485 SH       Sole                    39485
Pimco Floating Rate Strategy F COM              72201J104      688    44900 SH       Sole                    44900
Plum Creek Timber Company, Inc COM              729251108     3460    75150 SH       Sole                    74650               500
PowerShares Water Resources    COM              73935X575      349    16300 SH       Sole                    15800               500
Procter & Gamble               COM              742718109    25977   353817 SH       Sole                   353330               487
Rayonier Inc.                  COM              754907103     1443    30550 SH       Sole                    30250               300
Royal Dutch Shell ADR Class A  COM              780259206      261     3100 SH       Sole                     3100
Safeguard Scientifics          COM              786449108      283   157350 SH       Sole                   157350
Schering Plough                COM              806605101     1330    49910 SH       Sole                    49410               500
Schlumberger, Ltd.             COM              806857108      235     2385 SH       Sole                     2385
Telecom Corp. of New Zealand A COM              879278208      908    54666 SH       Sole                    53955               711
TransCanada PL                 COM              893526103     3477    84950 SH       Sole                    84650               300
Unilever PLC                   COM              904767704     3350    89520 SH       Sole                    89520
Union Pacific Corp.            COM              907818108      510     4060 SH       Sole                     4060
United Dominion Realty Trust   COM              910197102      337    17000 SH       Sole                    17000
United Technologies            COM              913017109     2604    34026 SH       Sole                    34026
Verizon Corporation            COM              92343V104     1657    37932 SH       Sole                    37932
Washington REIT SBI            COM              939653101      220     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     2101    27300 SH       Sole                    27100               200
iShares MSCI Japan Index       COM              464286848      950    71450 SH       Sole                    70450              1000
iShares MSCI Singapore         COM              464286673     2347   170170 SH       Sole                   170170
ASA (Bermuda) Limited          COM              002050102     4311    57350 SH       Sole                    56850               500
BHP Billiton Ltd.              COM              088606108      336     4800 SH       Sole                     4800
Central Fund of Canada Ltd.    COM              153501101     3989   368967 SH       Sole                   368967
Freeport McMoRan Copper & Gold COM              35671D857     1803    17600 SH       Sole                    17600
Goldcorp, Inc.                 COM              380956409     4657   137250 SH       Sole                   135750              1500
Hecla Mining                   COM              422704106      886    94800 SH       Sole                    94800
IAMGOLD Corporation            COM              450913108      747    92250 SH       Sole                    92250
Kinross Gold Corporation       COM              496902404      609    33100 SH       Sole                    33100
Newmont Mining                 COM              651639106     6096   124832 SH       Sole                   123832              1000
Pan American Silver Corp.      COM              697900108     3504   100310 SH       Sole                   100310
iShares Silver Trust           COM              46428Q109      375     2550 SH       Sole                     2550
streetTracks Gold Shares       COM              863307104     2144    26000 SH       Sole                    26000
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      652    33000 SH       Sole                    32500               500
Citigroup Cap. VII Preferred   PFD              17306N203      789    36700 SH       Sole                    36200               500
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      640    29500 SH       Sole                    29000               500
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1912    80000 SH       Sole                    80000
ING Groep NV 6.125 Perpetual D PFD              456837509      344    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720     2388   110400 SH       Sole                   109400              1000
Royal Bank of Scotland 6.35% P PFD              780097770      609    31000 SH       Sole                    30000              1000
Templeton Global Income Fund   COM              880198106      322    38200 SH       Sole                    36200              2000